Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating activities:
Net income	$ (309,000)
Adjustments to reconcile net income to net cash provided by operating activities:
Bad Debt Expense	2,300,000	1,800,000	6,300,000
Compensation expense related to restricted common stock and LTIP units / share-based payments	11,612,000	10,901,000	7,475,000
BIOMED REALTY, L.P. [Member]
Operating activities:
Net income	42,714,000	39,314,000	60,190,000
DepreciationAndAmortizationIncludingDiscontinuedOperations	142,681,000	115,355,000	109,620,000
Adjustments to reconcile net income to net cash provided by operating activities:
Bad Debt Expense	2,277,000	1,759,000	6,257,000
Non-cash revenue adjustments	10,400,000	1,107,000	(4,966,000)
Other non-cash adjustments	9,130,000	14,660,000	5,737,000
Compensation expense related to restricted common stock and LTIP units / share-based payments	7,582,000	6,989,000	5,625,000
Distributions representing a return on capital from unconsolidated partnerships	2,428,000	1,374,000	586,000
Changes in operating assets and liabilities:
Accounts receivable	(1,308,000)	(2,052,000)	4,197,000
Accrued straight-line rents	(24,925,000)	(26,285,000)	(29,100,000)
Deferred leasing costs	(12,583,000)	(5,631,000)	(8,669,000)
Other assets	2,640,000	(11,592,000)	(8,361,000)
Accounts payable, accrued expenses and other liabilities	(6,005,000)	26,897,000	3,012,000
Net cash provided by operating activities	175,031,000	161,895,000	144,128,000
Investing activities:
Purchases of interests in and additions to investments in real estate and related intangible assets	(536,835,000)	(706,205,000)	(114,802,000)
Payments to Acquire Equity Method Investments	(54,436,000)	(4,397,000)	(42,825,000)
Purchases of equity securities	(5,245,000)
Proceeds from the sale of equity securities	125,000	1,227,000	961,000
Proceeds from Collection of Lease Receivables		189,000
Funds held in escrow for acquisitions	(7,940,000)	(1,800,000)
Net cash used in investing activities	(604,331,000)	(710,986,000)	(156,666,000)
Financing activities:
Payment of common stock offering costs	(31,109,000)
Proceeds from Issuance of OP units	399,571,000	523,672,000	174,167,000
Payment of deferred loan costs	(9,712,000)	(8,912,000)	(4,037,000)
Unsecured line of credit proceeds	771,575,000	745,392,000	483,337,000
Unsecured line of credit payments	(896,025,000)	(750,608,000)	(194,438,000)
Proceeds from Issuance of Secured Debt	0	0	368,000,000
Principal payments on mortgage notes payable	(67,741,000)	(23,463,000)	(49,854,000)
Secured term loan repayments		(250,000,000)
Repurchases of exchangeable senior notes due 2026	(19,800,000)	(26,410,000)	(74,181,000)
Proceeds from exchangeable senior notes due 2030		180,000,000
Proceeds from unsecured senior notes	397,460,000	247,443,000
Repayments of Construction Loans Payable	0	0	(507,128,000)
Settlement Of Derivative Instruments	0	0	(86,482,000)
Deferred settlement payments on interest rate swaps, net	(21,000)	(519,000)	(2,571,000)
Dividends paid to common stockholders/unitholders	(103,331,000)	(68,996,000)	(78,812,000)
Dividends paid to preferred stockholders/unitholders	(16,623,000)	(16,963,000)	(16,963,000)
Net cash provided by financing activities	424,244,000	550,636,000	11,038,000
Net (decrease)/increase in cash and cash equivalents	(5,056,000)	1,545,000	(1,500,000)
Cash and cash equivalents at beginning of period	21,467,000	19,922,000	21,422,000
Cash and cash equivalents at end of period	16,411,000	21,467,000	19,922,000
Supplemental disclosure of cash flow information:
Cash paid during the period for interest (net of amounts capitalized of $3,311 and $2,946, respectively)	76,005,000	74,620,000	52,971,000
Supplemental disclosure of non-cash investing and financing activities:
Accrual for preferred stock/unit dividends/distributions declared	31,417,000	22,788,000	14,290,000
Accrual for common stock/unit dividends/distributions declared	3,651,000	4,241,000	4,241,000
Accrued additions to real estate and related intangible assets	24,317,000	37,415,000	13,296,000
Parent Company [Member]
Operating activities:
Net income	42,714,000	39,314,000	60,190,000
DepreciationAndAmortizationIncludingDiscontinuedOperations	142,681,000	115,355,000	109,620,000
Adjustments to reconcile net income to net cash provided by operating activities:
Bad Debt Expense	2,277,000	1,759,000	6,257,000
Non-cash revenue adjustments	10,400,000	1,107,000	(4,966,000)
Other non-cash adjustments	9,130,000	14,660,000	5,737,000
Compensation expense related to restricted common stock and LTIP units / share-based payments	7,582,000	6,989,000	5,625,000
Distributions representing a return on capital from unconsolidated partnerships	2,428,000	1,374,000	586,000
Changes in operating assets and liabilities:
Accounts receivable	(1,308,000)	(2,052,000)	4,197,000
Accrued straight-line rents	(24,925,000)	(26,285,000)	(29,100,000)
Deferred leasing costs	(12,583,000)	(5,631,000)	(8,669,000)
Other assets	2,640,000	(11,592,000)	(8,361,000)
Accounts payable, accrued expenses and other liabilities	(6,005,000)	26,897,000	3,012,000
Net cash provided by operating activities	175,031,000	161,895,000	144,128,000
Investing activities:
Purchases of interests in and additions to investments in real estate and related intangible assets	(536,835,000)	(706,205,000)	(114,802,000)
Payments to Acquire Equity Method Investments	(54,436,000)	(4,397,000)	(42,825,000)
Purchases of equity securities	(5,245,000)
Proceeds from the sale of equity securities	125,000	1,227,000	961,000
Proceeds from Collection of Lease Receivables	0	189,000	0
Funds held in escrow for acquisitions	(7,940,000)	(1,800,000)
Net cash used in investing activities	(604,331,000)	(710,986,000)	(156,666,000)
Financing activities:
Proceeds from common stock offering	404,328,000	545,804,000	181,861,000
Payments for Repurchase of Preferred Stock and Preference Stock	(4,757,000)	(22,132,000)	(7,694,000)
Payment of common stock offering costs	(31,109,000)
Payment of deferred loan costs	(9,712,000)	(8,912,000)	(4,037,000)
Unsecured line of credit proceeds	771,575,000	745,392,000	483,337,000
Unsecured line of credit payments	(896,025,000)	(750,608,000)	(194,438,000)
Proceeds from Issuance of Secured Debt	0	0	368,000,000
Principal payments on mortgage notes payable	(67,741,000)	(23,463,000)	(49,854,000)
Secured term loan repayments		(250,000,000)
Repurchases of exchangeable senior notes due 2026	(19,800,000)	(26,410,000)	(74,181,000)
Proceeds from exchangeable senior notes due 2030		180,000,000
Proceeds from unsecured senior notes	397,460,000	247,443,000
Repayments of Construction Loans Payable	0	0	(86,482,000)
Settlement Of Derivative Instruments	0	0	(507,128,000)
Deferred settlement payments on interest rate swaps, net	(21,000)	(519,000)	(2,571,000)
Distributions to operating partnership unit and LTIP unit holders	(2,299,000)	(1,816,000)	(2,966,000)
Dividends paid to common stockholders/unitholders	(101,032,000)	(67,180,000)	(75,846,000)
Dividends paid to preferred stockholders/unitholders	(16,623,000)	(16,963,000)	(16,963,000)
Net cash provided by financing activities	424,244,000	550,636,000	11,038,000
Net (decrease)/increase in cash and cash equivalents	(5,056,000)	1,545,000	(1,500,000)
Cash and cash equivalents at beginning of period	21,467,000	19,922,000	21,422,000
Cash and cash equivalents at end of period	16,411,000	21,467,000	19,922,000
Supplemental disclosure of cash flow information:
Cash paid during the period for interest (net of amounts capitalized of $3,311 and $2,946, respectively)	76,005,000	74,620,000	52,971,000
Supplemental disclosure of non-cash investing and financing activities:
Accrual for preferred stock/unit dividends/distributions declared	3,651,000	4,241,000	4,241,000
Accrual for common stock/unit dividends/distributions declared	30,821,000	22,279,000	13,860,000
Accrual for distributions declared for operating partnership unit and LTIP unit holders	596,000	509,000	430,000
Accrued additions to real estate and related intangible assets	$ 24,317,000	$ 37,415,000	$ 13,296,000